Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Jun. 30, 2025 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Depreciation expenses (in Dollars)	$ 1,564	$ 3,080
Long-term investments (in Dollars)	81,429
Advance from customers (in Dollars)
Tax benefit	50.00%
Subject to examination by the tax authorities	5 years
Aggregate deposits	$ 70,000			¥ 500,000
Uninsured funds (in Dollars)	$ 2,333,899
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	6.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	37.90%		12.50%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	42.20%	19.20%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	16.50%	18.60%
Equity Method Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%			20.00%
Fuzhou Infinite Matrix Technology Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	34.00%			34.00%
Supplier One [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	25.40%	23.10%	20.40%
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	69.40%	32.20%
Supplier One [Member] | Supplier Concentration Risk [Member] | Advance to suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	76.10%	39.10%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	18.30%	12.40%	14.20%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	26.00%	26.50%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Advance to suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	23.60%	18.30%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Total Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage	11.50%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		19.20%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Advance to suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		17.70%
Supplier Four [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage		18.90%
Minimum [Member] | Equity Method Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%			20.00%
Maximum [Member] | Equity Method Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	50.00%			50.00%